Condensed Consolidated Statements of Operations (Unaudited) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
Revenues:
Product revenues	$ 588,343	$ 850,027	$ 2,456,171	$ 1,807,653	$ 2,914,774	$ 1,170,679
Development service revenues		49,052	103,846	268,114	283,764	541,182
Other service revenues	44,861	28,378	84,623	28,378	82,037
Related party license revenues				650,000	650,000	3,346,374
Total revenues	633,204	927,457	2,644,640	2,754,145	3,930,575	5,058,235
Cost of product revenues	315,852	365,497	1,243,472	887,605	1,421,148	555,703
Research and development costs	873,366	725,304	2,589,410	2,238,574	2,922,912	2,484,503
Selling, general, and administrative expenses	2,062,309	1,697,876	5,792,241	5,034,514	7,061,286	6,029,844
Gain on sale of intellectual property			(4,338,601)
Operating loss	(2,618,323)	(1,861,220)	(2,641,882)	(5,406,548)	(7,474,771)	(3,129,278)
Other income (expense):
Gain (loss) on change in fair value of deriviative liabilities	(781,157)	(1,250,857)	578,179	1,328,112	1,686,478	(171,371)
Loss on note payable modification				(1,356,177)	(1,356,177)
Other income, net	38,237	39,160	167,614	406,548	56,228	3,586
Interest income	2,804	5,798	10,055	20,688	24,544	14,152
Interest expense	(288,783)	(127,693)	(723,886)	(363,115)	(499,839)	(2,594,807)
Net loss	$ (3,647,222)	$ (3,194,812)	$ (2,609,920)	$ (5,370,492)	$ (7,086,274)	$ (5,877,718)
Net loss per share attributable to common stockholders:
Basic and diluted (in Dollars per share)	$ (0.06)	$ (0.05)	$ (0.04)	$ (0.09)	$ (0.12)	$ (0.15)
Weighted average shares outstanding:
Basic and diluted (in Shares)	58,957,191	58,254,039	58,864,305	56,845,732	57,261,713	40,374,048